Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets (Table)

	December 31, 2024	December 31, 2023
Insurance and other claims	$1,606	$11,073
Advances to suppliers and other assets	5,628	11,651
Prepaid insurances	1,732	3,628
Other (1)	22,983	14,112
Total	$31,949	$40,464

(1) Includes mainly current portion of the straight-line basis of revenue recognition.